Loss Per Share (Details) - Schedule of Weighted Average Number of Ordinary Shares Outstanding - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Weighted Average Number of Ordinary Shares Outstanding [Abstract]
Balance as at beginning balance	11,781,963	10,943,534	5,582,922
Effect of share options and warrants exercised	929,334	517,793	522,887
Effect of SAFE conversion			16,723
Effect of shares issued during the year	928,871	43,194	120,879
Weighted average number of ordinary shares used to calculate basic loss per share	13,640,168	11,504,521	6,243,411